CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY - Restricted Stock Units (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average period	3 years 9 months 18 days		1 year
Total expense recognized	$ 4,228	$ 3,430	$ 5,215	$ 2,965
RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Unrecognized compensation costs, non-vested RSUs	$ 4,100
Weighted-average period	3 years 10 months 24 days
Total expense recognized	$ 200